Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Disclosure of Standardized Measure of Discounted Future Net Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Future Net Cash Flows Relating To Proved Oil And Gas Reserves [abstract]
Future cash inflows	$ 201,777	$ 330,286	$ 321,065
Future production costs (excluding profit taxes)	(109,064)	(114,782)	(103,498)
Future development costs	(23,631)	(37,540)	(22,224)
Future cash flows before tax	69,082	177,964	195,343
Future production and excess gains taxes	(73,122)	(134,174)	(156,691)
Future net cash flows	(4,040)	43,790	38,652
Effect of discounting net cash flows by 10%	3,359	(18,807)	(12,434)
Standardized measure of discounted future net cash flows	$ (681)	$ 24,983	$ 26,218